Provision for Income Taxes (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Federal	$ 1,006	$ 595	$ 708
States and Puerto Rico	81	53	61
Total current provision	1,087	648	769
Deferred (benefit) provision	(64)	42	(80)
Provision for income taxes	$ 1,023	$ 690	$ 689